UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Income Fund (NVG)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 146.0% (99.8% of Total Investments)
	Alabama – 1.8% (1.2% of Total Investments)
$ 5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32	5/12 at 101.00	A+ (4)	$ 5,431,227
	(Pre-refunded 5/01/12) – NPFG Insured
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 (Pre-refunded	3/12 at 101.00	AA+ (4)	3,087,752
	3/01/12) – NPFG Insured
8,355	Total Alabama			8,518,979
	Alaska – 3.3% (2.3% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27	10/12 at 100.00	Aa3 (4)	15,505,950
	(Pre-refunded 10/01/12) – AMBAC Insured
	Arizona – 2.4% (1.7% of Total Investments)
5,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	5,024,350
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	6,411,660
	7/01/37 – FGIC Insured
11,000	Total Arizona			11,436,010
	California – 15.9% (10.9% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	BBB+	1,324,400
	2004A, 0.000%, 10/01/20 – AMBAC Insured
6,160	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,428,580
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – NPFG Insured	10/15 at 100.00	Aa3	1,621,724
1,565	5.000%, 10/01/27 – NPFG Insured	10/15 at 100.00	Aa3	1,703,221
2,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 29.17	A+	566,780
	2002B, 0.000%, 8/01/33 – FGIC Insured
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	Aa2	3,293,469
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured	8/28 at 100.00	Aa3	1,511,601
3,600	0.000%, 8/01/34 – AGM Insured	8/28 at 100.00	Aa3	2,011,644
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	2,464,212
	5.000%, 9/01/27 – AMBAC Insured
18,665	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	18,757,578
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,040	4.500%, 6/01/27	6/17 at 100.00	B	2,492,405
650	5.000%, 6/01/33	6/17 at 100.00	B–	486,954
1,000	5.750%, 6/01/47	6/17 at 100.00	B–	756,070
365	5.125%, 6/01/47	6/17 at 100.00	B–	248,642
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	1,150,021
	11/01/25 – AGM Insured
7,935	Los Angeles, California, Certificates of Participation, Series 2002, 5.300%, 4/01/32 –	4/12 at 100.00	A+	7,960,313
	AMBAC Insured
2,220	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	3/12 at 100.00	A	2,222,087
	1998A, 5.200%, 7/01/32 – NPFG Insured
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2008A and 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA–	3,073,257
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA–	1,010,899
2,675	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	2,150,192
	AGC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/21 at 100.00	AA–	3,621,415
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A:
1,000	3.000%, 6/15/25 – AGM Insured	6/17 at 100.00	Aa2	1,018,760
1,180	3.000%, 6/15/26 – AGM Insured	6/17 at 100.00	Aa2	1,194,620
6,820	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	5,816,846
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/14 at 102.00	Aa1	4,344,127
	Series 2006, 3.500%, 7/01/29 – AGM Insured
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	1,864,239
	5.000%, 8/01/28 – NPFG Insured
101,975	Total California			75,094,056
	Colorado – 5.8% (4.0% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	BBB	18,322,257
	Series 2005, 5.000%, 8/01/24 – NPFG Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB–	756,578
	SYNCORA GTY Insured
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	8,162,210
	9/01/25 – NPFG Insured
35,050	Total Colorado			27,241,045
	District of Columbia – 1.7% (1.2% of Total Investments)
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A–	6,954,098
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,066,368
	Tender Option Bond Trust 1606, 11.636%, 10/01/30 – AMBAC Insured (IF)
7,740	Total District of Columbia			8,020,466
	Florida – 10.8% (7.4% of Total Investments)
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,262,230
	AGM Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – NPFG Insured	12/13 at 100.00	A–	2,432,029
1,480	5.250%, 12/01/18 – NPFG Insured	12/13 at 100.00	A–	1,555,569
5,945	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	Aa3	6,084,589
	5.125%, 10/01/21 – AGM Insured (Alternative Minimum Tax)
5,655	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AA+ (4)	5,812,039
	5.125%, 10/01/21 (Pre-refunded 10/01/12) – AGM Insured (Alternative Minimum Tax)
2,335	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA–	2,577,747
	Insured (Alternative Minimum Tax)
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	No Opt. Call	AA–	1,775,993
	6.000%, 2/01/31 – AGM Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	7,357,237
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,749,744
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	10,174,300
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	2,033,960
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,042,410
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 –	10/15 at 100.00	AA	1,087,590
	NPFG Insured
49,030	Total Florida			50,945,437
	Georgia – 2.2% (1.5% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	Aa2	7,362,037
	Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,082,010
	AGM Insured
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,823,972
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
9,635	Total Georgia			10,268,019
	Idaho – 1.0% (0.7% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	3,332,130
1,130	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,247,599
4,130	Total Idaho			4,579,729
	Illinois – 11.1% (7.6% of Total Investments)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	4/12 at 100.00	A2	4,263,473
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	4/12 at 100.00	A2	4,497,872
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	4/12 at 100.00	A2	4,743,575
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	4/12 at 100.00	A2	2,938,409
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	3,939,624
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	4/12 at 100.00	A1	3,009,210
	Airport, Series 2002A, 5.750%, 1/01/17 – NPFG Insured (Alternative Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	BBB	4,107,280
	5.000%, 12/01/21 – NPFG Insured
	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and
	Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Capital Appreciation,
	Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA	740,000
2,000	0.000%, 2/01/34	2/21 at 100.00	AA	547,860
480	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aa3	514,003
	Series 2003C, 5.250%, 10/01/22 – AGM Insured
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003C:
770	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	832,847
250	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	270,405
3,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%,	10/21 at 100.00	Aa1	3,333,720
	10/01/51 (WI/DD, Settling 2/02/12)
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	3,701,880
	2/01/35 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AAA	4,350,750
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,870,198
3,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	3,634,316
	Project, Tender Option Bond Trust 3861, 13.737%, 6/15/42 (IF) (5)
3,900	Rosemont, Illinois, General Obligation Bonds, Series 2011A, 5.600%, 12/01/35 – AGM Insured	12/20 at 100.00	AA–	4,273,620
89,195	Total Illinois			52,569,042
	Indiana – 13.2% (9.0% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 –	7/13 at 100.00	A1	3,537,373
	AMBAC Insured
	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District,
	Series 2002D:
5,075	5.250%, 4/01/26 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	5,118,239
7,000	5.250%, 4/01/30 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	7,059,640
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A+	10,044,900
	Series 2002, 5.250%, 7/01/32 – AMBAC Insured
3,215	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,393,079
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	5,614,350
	5.500%, 1/01/38 – AGC Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AA+ (4)	20,420,000
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AA+	7,155,089
	2002, 5.000%, 7/15/24 – NPFG Insured
60,630	Total Indiana			62,342,670
	Kansas – 0.8% (0.5% of Total Investments)
3,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	No Opt. Call	AA	3,736,600
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 0.6% (0.4% of Total Investments)
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series	2/19 at 100.00	AA–	2,909,568
	2009, 5.250%, 2/01/20 – AGC Insured
	Louisiana – 4.4% (3.0% of Total Investments)
1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	1,114,960
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA–	5,554,100
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
1,325	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	1,406,541
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
770	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	805,959
8,270	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	8,509,499
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-5, 16.191%,	5/16 at 100.00	Aa1	3,718
	5/01/34 – FGIC Insured (IF)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 –	9/12 at 100.00	A3	3,146,515
	NPFG Insured
19,453	Total Louisiana			20,541,292
	Massachusetts – 0.9% (0.6% of Total Investments)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	1,120,890
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	2,875,871
	8/01/46 – AGM Insured (UB) (5)
3,775	Total Massachusetts			3,996,761
	Michigan – 1.1% (0.7% of Total Investments)
3,230	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	No Opt. Call	AA	3,432,198
	5.000%, 12/01/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group
	Series 2006A:
275	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	330,374
1,225	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,287,904
4,730	Total Michigan			5,050,476
	Minnesota – 0.5% (0.3% of Total Investments)
1,970	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	2,200,470
	2009A, 5.000%, 1/01/15 – AGC Insured
	Missouri – 0.4% (0.3% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA (4)	1,762,208
	2004, 5.250%, 3/01/19 (Pre-refunded 3/01/14) – AGM Insured
	Nebraska – 1.9% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA	7,068,949
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 – AGM Insured	4/13 at 100.00	AA–	1,044,080
1,000	5.250%, 4/01/21 – AGM Insured	4/13 at 100.00	AA–	1,044,080
8,360	Total Nebraska			9,157,109
	Nevada – 2.1% (1.4% of Total Investments)
2,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	No Opt. Call	AA–	2,627,253
	AGM Insured
6,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	7,279,713
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
9,015	Total Nevada			9,906,966
	New Jersey – 1.2% (0.8% of Total Investments)
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	2,660,045
	2006A, 5.250%, 12/15/20
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	1,529,724
	AGM Insured
1,340	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	1,258,702
	Series 2007-1A, 4.500%, 6/01/23
4,690	Total New Jersey			5,448,471
	New York – 6.6% (4.5% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,222,088
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	3,963,890
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
2,000	13.461%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,606,240
1,335	13.449%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,739,291
850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	962,234
	2011A, 5.750%, 2/15/47
3,130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,105,367
	2/15/47 – NPFG Insured
2,400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	2,461,008
	5/01/33 – NPFG Insured
1,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	2,089,544
	5/01/36 – AGM Insured
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	507,850
	5.000%, 11/15/30 – AMBAC Insured
10,265	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA–	10,537,330
	Series 2002A, 5.000%, 11/15/30 – AGM Insured
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	1,700,633
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
28,575	Total New York			30,895,475
	North Carolina – 0.6% (0.4% of Total Investments)
2,080	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AA– (4)	2,245,360
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 (Pre-refunded 10/01/13) – AGM Insured
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AA–	621,535
	AGC Insured
2,620	Total North Carolina			2,866,895
	Ohio – 1.7% (1.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
125	5.125%, 6/01/24	6/17 at 100.00	B–	98,591
710	5.875%, 6/01/30	6/17 at 100.00	B–	552,217
685	5.750%, 6/01/34	6/17 at 100.00	B–	510,072
1,570	5.875%, 6/01/47	6/17 at 100.00	B–	1,166,730
4,650	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	5,803,433
	Series 2007, 5.250%, 12/01/28 – AGM Insured
7,740	Total Ohio			8,131,043
	Oklahoma – 0.4% (0.3% of Total Investments)
2,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	2,088,100
	5.000%, 2/15/37
	Oregon – 0.7% (0.5% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A,	5/19 at 100.00	AAA	3,439,770
	5.000%, 11/15/33
	Pennsylvania – 4.7% (3.2% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	BBB+	4,651,380
	Airport, Series 1997A, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	1,136,531
	5.000%, 1/01/40 – AGM Insured
4,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	Aa2	4,283,141
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,145,309
	AMBAC Insured
6,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	5,698,440
	6/01/33 – AGM Insured
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA–	2,105,820
	11/15/18 – AGM Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA–	2,269,320
	5.000%, 1/15/19 – AGM Insured (UB)
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	1,063,490
	District, Series 2003, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured
21,730	Total Pennsylvania			22,353,431
	Puerto Rico – 0.9% (0.6% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,379,791
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	Aa2	1,988,051
	0.000%, 8/01/39
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	947,400
	8/01/42 – NPFG Insured
14,705	Total Puerto Rico			4,315,242
	South Carolina – 1.4% (1.0% of Total Investments)
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	2,125,559
	2006, 5.000%, 12/01/28 – AGM Insured
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 (Pre-refunded 4/01/13) – NPFG Insured	4/13 at 100.00	A– (4)	1,061,060
2,300	5.000%, 4/01/21 (Pre-refunded 4/01/13) – NPFG Insured	4/13 at 100.00	A– (4)	2,427,052
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AA–	1,093,210
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – AGM Insured
6,250	Total South Carolina			6,706,881
	Tennessee – 8.8% (6.0% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – AGM Insured	10/14 at 100.00	AA	1,653,500
1,455	5.000%, 10/01/20 – AGM Insured	10/14 at 100.00	AA	1,609,259
1,955	5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA	2,162,269
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AA– (4)	10,370,300
	5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AA– (4)	10,370,300
	5.125%, 11/01/29 (Pre-refunded 11/01/12) – AMBAC Insured
15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds,	5/12 at 100.00	Aa1 (4)	15,388,888
	Series 2002A, 5.250%, 5/01/32 (Pre-refunded 5/01/12) – AGM Insured
40,100	Total Tennessee			41,554,516
	Texas – 19.6% (13.4% of Total Investments)
2,265	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	4/12 at 100.00	A+	2,274,694
	Series 2001A, 5.750%, 11/01/13 – NPFG Insured (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – NPFG Insured	11/13 at 100.00	AA	2,397,405
2,355	5.000%, 11/15/17 – NPFG Insured	11/13 at 100.00	AA	2,513,727
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender	11/21 at 100.00	AA	2,158,674
	Option Bond Trust 1014, 13.675%, 11/01/41 (IF)
4,080	Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AAA	8,066,935
	3418, 13.996%, 8/15/27 – AGM Insured (IF)
13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification	3/12 at 100.00	N/R (4)	13,054,080
	Plant, Series 2002, 5.125%, 3/01/32 (Pre-refunded 3/01/12) – FGIC Insured
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	1,091,030
	5/15/24 – FGIC Insured
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	3,476,280
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C:
2,590	0.000%, 9/01/43	9/31 at 100.00	AA	1,705,152
3,910	0.000%, 9/01/45	9/31 at 100.00	AA	2,842,531
500	San Antonio, Texas, Water Revenue Refunding Bonds, Series 2002, 5.500%, 5/15/17 (Pre-refunded	5/12 at 100.00	Aa1 (4)	507,730
	5/15/12) – AGM Insured
3,845	San Antonio, Texas, Water Revenue Refunding Bonds, Series 2002, 5.500%, 5/15/17 – AGM Insured	5/12 at 100.00	Aa1	3,902,406
6,940	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AA+	6,945,274
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – NPFG Insured	5/12 at 100.00	Baa1	3,524,506
3,520	5.125%, 11/01/21 – NPFG Insured	5/12 at 100.00	Baa1	3,522,922
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,000	5.375%, 1/01/23 – NPFG Insured	1/14 at 100.00	Baa2	7,883,460
11,665	5.500%, 1/01/33 – NPFG Insured	1/13 at 101.00	Baa2	9,303,304
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	4/12 at 100.00	AAA	5,020,150
	5.250%, 7/15/17
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aaa	9,276,871
	5.250%, 12/01/22 (Pre-refunded 6/01/12) (Alternative Minimum Tax) (UB)
3,000	Williamson County, Texas, General Obligation Bonds, Series 2002, 5.250%, 2/15/25	2/12 at 100.00	AAA	2,997,612
	(Pre-refunded 2/15/12) – AGM Insured
92,340	Total Texas			92,464,743
	Utah – 1.4% (0.9% of Total Investments)
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Trust 1193, 13.430%, 12/15/15 –	No Opt. Call	AAA	6,513,651
	AGM Insured (IF)
	Washington – 14.5% (9.9% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series	7/16 at 100.00	A	5,401,574
	2006A, 4.500%, 7/01/30 – AMBAC Insured
3,235	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AA– (4)	3,304,973
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 (Pre-refunded 7/01/12) – AGM Insured
3,365	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AA–	3,432,401
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – AGM Insured
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/12 at 100.00	Aa1	7,839,399
	2002A, 5.500%, 7/01/15 – NPFG Insured
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 – FGIC	11/12 at 100.00	Aa2	2,578,200
	Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AA+	2,372,084
	2003B, 5.000%, 6/01/17 – AGM Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aa1 (4)	3,472,499
	Community Schools, Series 2003, 5.250%, 12/01/16 (Pre-refunded 6/01/13) – AGM Insured
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	Aaa	10,786,600
	AMBAC Insured (UB)
4,325	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT	6/12 at 100.00	Aa3 (4)	4,396,709
	Project, Series 2002, 5.125%, 6/01/22 (Pre-refunded 6/01/12) – AMBAC Insured
15,000	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	15,127,797
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
3,335	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.597%, 7/01/14 –	No Opt. Call	AA+	4,358,878
	AGM Insured (IF)
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series	6/12 at 100.00	Aa1 (4)	5,253,541
	2002, 5.000%, 12/01/20 (Pre-refunded 6/01/12) – AGM Insured
65,325	Total Washington			68,324,655
	Wisconsin – 1.6% (1.1% of Total Investments)
2,220	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,350,514
	Series 2011A, 5.250%, 10/15/39
5,000	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18	7/12 at 100.00	AA+ (4)	5,103,250
	(Pre-refunded 7/01/12) – AMBAC Insured
7,220	Total Wisconsin			7,453,764
$ 747,718	Total Municipal Bonds (cost $639,749,674) – 146.0%			688,339,490

Shares	Description (1)			Value
	Investment Companies – 0.3% (0.2% of Total Investments)
13,600	BlackRock MuniEnhanced Fund Inc.			163,880
8,134	BlackRock MuniHoldings Fund Inc.			146,005
7,920	Dreyfus Strategic Municipal Fund			73,102
3,500	DWS Municipal Income Trust			49,735
9,500	Invesco Advantage Municipal Income Fund II			126,350
9,668	Invesco Quality Municipal Income Trust			134,482
28,980	Invesco Van Kampen Investment Grade Municipal Trust			447,451
26,280	PIMCO Municipal Income Fund II			338,224
	Total Investment Companies (cost $1,353,712)			1,479,229
	Total Investments (cost $641,103,386) – 146.3%			689,818,719
	Floating Rate Obligations – (6.0)%			(28,413,334)
	MuniFund Term Preferred Shares, at Liquidation Value – (22.9)% (6)			(108,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (19.6)% (6)			(92,500,000)
	Other Assets Less Liabilities – 2.2%			10,714,234
	Net Assets Applicable to Common Shares – 100%			$ 471,619,619

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$688,339,490	$—	$688,339,490
Investment Companies	1,479,229	—	—	1,479,229
Total	$1,479,229	$688,339,490	$—	$689,818,719

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $620,079,332.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$55,312,559
Depreciation	(13,987,082)
Net unrealized appreciation (depreciation) of investments	$41,325,477

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 15.7% and 13.4%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust refelected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012